Marketable Securities - Schedule of Cash Investments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment securities [Line Items]
Current investments	R$ 704	R$ 1,058
Non-current investments	109	30
Investments	813	1,088
Bank certificates of deposit [member]
Disclosure of investment securities [Line Items]
Current investments		3
Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Current investments	435	303
Non-current investments	109
Treasury financial notes (LFTs) [member]
Disclosure of investment securities [Line Items]
Current investments	254	740
Debentures [member]
Disclosure of investment securities [Line Items]
Current investments	11	11
Non-current investments		30
Other [member]
Disclosure of investment securities [Line Items]
Current investments	R$ 4	R$ 1